--------------------------------------------------------------------------------

CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              212-830-5200
================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 1999 through September 30, 1999.

The Cortland General Money Market Fund had 113,941 shareholder accounts and net assets of $1,646,978,866 as of September 30, 1999.

As of September 30, 1999, the U.S. Government Fund had 6,964 shareholder accounts and net assets of $189,468,772.

As of September 30, 1999, the Municipal Money Market Fund had 2,703 shareholder accounts and net assets of $284,968,622.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,


\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Commercial Paper (14.85%)
------------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000  Banco Santander Puerto Rico                                          10/01/99   5.35%   $  10,000,000  P1       A1+
    20,000,000  Greyhawk Funding                                                     12/13/99   5.46       19,782,622  P1       A1+
    30,000,000  Greyhawk Funding                                                     12/16/99   5.50       29,658,000  P1       A1+
    15,000,000  Lehman Brothers Holdings Inc.                                        01/26/00   6.15       14,706,525  P1       A1
    10,000,000  Market Street Funding                                                10/26/99   5.40        9,962,639  P1       A1
    30,000,000  Paine Webber Group                                                   10/28/99   5.53       29,876,250  P2       A2
    56,134,000  Sand Dollar Funding L.L.C.                                           10/05/99   5.22       56,101,879  P1       A1+
    20,000,000  Special Purpose Accounts Receivables Cooperative                     10/07/99   5.41       19,982,100  P1       A1
    25,000,000  Special Purpose Accounts Receivables Cooperative                     10/28/99   5.45       24,898,750  P1       A1
    20,000,000  Special Purpose Accounts Receivables Cooperative (n)                 02/22/00   5.53       20,000,000  P1       A1
     9,775,000  Superior Funding Capital Corporation                                 11/18/99   5.48        9,704,620  P1       A1+
 -------------                                                                                          -------------
   245,909,000  Total Commercial Paper                                                                    244,673,385
 -------------                                                                                          -------------
Domestic Certificates of Deposit (1.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $  30,000,000  Bank of America                                                      10/19/99   4.61%   $  30,000,000  P1       A1+
 -------------                                                                                          -------------
    30,000,000  Total Domestic Certificates of Deposit                                                     30,000,000
 -------------                                                                                          -------------
Eurodollar Certificates of Deposit (1.52%)
------------------------------------------------------------------------------------------------------------------------------------
 $  25,000,000  Deutsche Bank A.G.                                                   12/29/99   5.42%   $  25,000,607  P1       A1+
 -------------                                                                                          -------------
    25,000,000  Total Eurodollar Certificates of Deposit                                                   25,000,607
 -------------                                                                                          -------------
Letter of Credit Commercial Paper (20.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $  20,000,000  ACCOR SA
                LOC Banque National de Paris                                         10/22/99   5.40%   $  19,937,350  P1       A1
    10,000,000  ACCOR SA
                LOC Banque National de Paris                                         12/01/99   5.49        9,908,330  P1       A1
    20,000,000  ACCOR SA
                LOC Banque National de Paris                                         12/07/99   5.49       19,798,256  P1       A1
    15,000,000  Banco Bozano Simonsen S.A.
                LOC Banco Santander                                                  02/15/00   6.00       14,665,777  P1       A1+
    14,500,000  Banco del Istmo, S.A.
                LOC Barclays Bank PLC                                                06/16/00   5.85       13,923,374  P1       A1+
    10,000,000  Banco del Istmo, S.A.
                LOC Barclays Bank PLC                                                10/01/99   4.85       10,000,000           A1+
    10,000,000  Banco del Istmo, S.A.
                LOC Barclays Bank PLC                                                10/22/99   4.96        9,971,708           A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000  Banco del Istmo, S.A.
                LOC Barclays Bank PLC                                                03/29/00   6.03%   $   9,707,500           A1+
    15,000,000  Banco Itau SA
                LOC Barclays Bank PLC                                                05/26/00   6.05       14,425,825  P1       A1+
    25,000,000  Banco Rio de La Plata, S.A.
                LOC HSBC Bank US                                                     10/07/99   5.39       24,977,625  P1       A1+
    30,912,000  CSN Overseas
                LOC Banco Santander                                                  01/11/00   6.03       30,394,379  P1       A1+
    26,000,000  CSN Overseas
                LOC Barclays Bank PLC                                                02/11/00   6.06       25,433,272  P1       A1+
    15,000,000  E D & F Man Finance
                LOC Rabobank Nederland                                               12/08/99   5.48       14,847,000  P1       A1+
    14,000,000  Finans Funding Corporation II
                LOC Rabobank Nederland                                               03/09/00   5.60       13,664,622  P1       A1+
    15,000,000  Finans Funding Corporation II
                LOC Rabobank Nederland                                               03/14/00   5.62       14,627,375  P1       A1+
    15,000,000  Garanti Funding Corporation
                LOC Bayerische HypoVereinsbank, A.G.                                 04/18/00   5.94       14,525,000  P1       A1+
    20,000,000  Transportadora de Gas del Sur S.A.
                LOC Dresdner Bank, A.G.                                              10/19/99   5.25       19,948,200  P1       A1+
    30,000,000  Transportadora de Gas del Sur S.A.
                LOC Dresdner Bank, A.G.                                              12/15/99   5.47       29,662,500  P1       A1+
    10,000,000  Unibanco-Uniao De Bancos Brasilieros
                LOC Barclays Bank PLC                                                10/20/99   4.92        9,974,667  P1       A1+
    10,000,000  Unibanco-Uniao De Bancos Brasilieros
                LOC Barclays Bank PLC                                                10/21/99   4.93        9,973,306  P1       A1+
 -------------                                                                                          -------------
   335,412,000  Total Letter of Credit Commercial Paper                                                   330,366,066
 -------------                                                                                          -------------
Loan Participations (3.10%)
------------------------------------------------------------------------------------------------------------------------------------
 $  29,000,000  Equitable Life Assurance Society with Chase Manhattan Bank (o)       03/20/00   5.56%   $  29,000,000  P1       A1
    22,000,000  Prudential Insurance Company with Chase Manhattan Bank               10/08/99   5.38       22,000,000  P1       A1
 -------------                                                                                          -------------
    51,000,000   Total Loan Participations                                                                 51,000,000
 -------------                                                                                          -------------
Master Notes (6.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $  45,000,000  GMAC Mortgage Corporation (b)                                        10/01/99   5.34%   $  45,000,000
    20,000,000  The Goldman Sachs Group L.P. (d)                                     10/19/99   5.36       20,000,000  P1       A1+
    50,000,000  Willamette Industries, Incorporated (e)                              06/16/00   5.42       50,000,000           A1
 -------------                                                                                          -------------
   115,000,000  Total Master Notes                                                                        115,000,000
 -------------                                                                                          -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Medium Term Notes (3.15%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000   The Goldman Sachs Group L.P.                                         08/07/00   6.00%   $ 10,000,000   P1      A1+
   31,871,699   Structured Enhanced Return Trust - STEERS 1999 - Series A-40 (f)
                Insured by MBIA Insurance Corp.                                      01/18/00   5.49      31,871,699   P1      A1+
   10,000,000   Syndicated Loan Funding Trust (c)                                    06/15/00   5.52      10,000,000  Aa2
 ------------                                                                                           ------------
   51,871,699   Total Medium Term Notes                                                                   51,871,699
 ------------                                                                                           ------------
Other Notes (28.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,560,000   2150 Investment Company - Series 1997 (g)
                LOC Fifth Third Bank                                                 02/01/17   5.41%   $  2,560,000
    4,475,000   Adel, GA IDA (Specialty Stampings, L.L.C.) (g)
                LOC National Bank of Canada                                          06/01/14   5.35       4,475,000  VMIG-1
    4,150,000   Alabama State IDA (Central Casting Corporation) (g)
                LOC First Union National Bank of North Carolina                      11/01/15   5.45       4,150,000
    3,555,000   Albany Dougherty, GA Payroll IDA
                (Flint River Service, Inc. Project-B) (g)
                LOC Columbus Bank & Trust Company                                    05/01/17   5.58       3,555,000           A1
    1,000,000   Alpine Capital Investment LLC (g)
                LOC First of America                                                 09/15/27   5.58       1,000,000
    1,645,000   Andrews Laser Works Corporation (g)
                LOC First Star Bank, N.A.                                            05/01/08   5.49       1,645,000
   20,000,000   Bank of America Bank Notes                                           02/25/00   5.50      20,000,000   P1      A1
    1,710,000   Berkeley Square Retirement Center - Series 1998 (g)
                LOC Fifth Third Bank                                                 02/01/13   5.47       1,710,000
   10,000,000   CEGW, Inc. (g)
                LOC PNC Bank, N.A.                                                   03/31/09   5.00      10,000,000
   25,000,000   CFM International, Inc. Guaranteed Notes - Series 1999A
                LOC General Electric Company                                         01/01/10   5.43      25,000,000
    5,600,000   Cheney Brothers Incorporated (g)
                LOC First Union National Bank of North Carolina                      12/01/16   5.45       5,600,000
   15,750,000   City & County of San Franscisco, CA
                Redevelopment Agency MFHRB
                LOC Bayerische HypoVereinsbank                                       07/01/34   5.40      15,750,000   MIG-1
    9,400,000   Concrete Company - Series 1998 (g)
                LOC Columbus Bank & Trust Company                                    07/01/48   5.45       9,400,000           A1
    1,950,000   Consolidated Equities, L.L.C. - Series 1995 (g)
                LOC Old Kent Bank & Trust Company                                    12/01/25   5.58       1,950,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,445,000  Cunat Capital Corporation
                (Cunat Brothers, Incorporated/Irish Parie L.P.) - Series 1997B (g)
                LOC LaSalle National Bank                                            06/01/27   5.58%   $  4,445,000
     1,785,000  Delta Capital L.L.C. - Series A (g)
                LOC First Michigan Bank                                              01/01/26   5.58       1,785,000
     2,780,000  Devin F. & Janis L. McCarthy - Series 1997 (g)
                LOC First Star Bank, N.A.                                            07/01/17   5.49       2,780,000
     5,000,000  Douglas County, GA Development Authority
                (Abrams Riverside, LLC Project) (g)
                LOC Bank of America                                                  11/01/18   5.45       5,000,000
     5,725,000  Erie Funding I - Series 1989
                LOC FirstMerit Bank                                                  11/01/26   5.44       5,725,000
    25,000,000  First Union National Bank of North Carolina (h)                      07/17/00   5.49      25,000,000   P1      A1
     2,700,000  Garden City Hospital Osteopath - Series 1997
                LOC National City Bank                                               10/01/17   5.38       2,700,000           A1
    15,238,311  General Electric Engine Receivables 1995-1 Trust
                VR Guaranteed Notes (i)                                              02/14/00   5.37      15,238,311   P1      A1+
     3,932,719  General Electric Engine Receivables 1996-1 Trust
                VR Guaranteed Notes (j)                                              02/14/01   5.37       3,932,719   P1      A1+
    35,000,000  The Goldman Sachs Group, L.P. (k)                                    08/11/00   5.26      35,000,000   P1      A1+
     1,945,000  Goshen Project - Series 1997
                LOC FirstMerit Bank                                                  11/01/17   5.49       1,945,000
    10,685,000  Institutional Distributors, Incorporated - Series 1997 (g)
                LOC First Star Bank, N.A.                                            06/01/17   5.44      10,685,000
     2,135,000  JDV LLC (g)
                LOC Michigan National Bank                                           07/01/27   5.58       2,135,000
       885,000  Jake Sweeney Automotive, Incorporated (g)
                LOC First Star Bank, N.A.                                            04/01/05   5.44         885,000
    25,000,000  John Hancock Mutual Life Insurance Company (l)                       08/19/05   5.53      25,000,000   P1      A1+
     1,080,000  KBL Capital Fund, Incorporated
                (BH Reality Limited Partnership) (g)
                LOC Old Kent Bank & Trust Company                                    05/01/21   5.48       1,080,000           A1
     4,280,000  KBL Capital Fund, Incorporated -  Series 1995A (g)
                LOC Old Kent Bank & Trust Company                                    07/01/05   5.48       4,280,000           A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,000,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997 (g)
                LOC Norwest Bank Minneapolis                                         06/01/27   5.55%   $  2,000,000           A1
     5,275,000  Kool Capital, L.L.C. (g)
                LOC Michigan National Bank                                           04/01/29   5.58       5,275,000
     5,400,000  Kwik Park Corporation - Series 1999A
                LOC PNC Bank, N.A.                                                   09/01/19   5.70       5,400,000
    12,420,000  Laminations, Inc. & Santana
                LOC PNC Bank, N.A.                                                   08/31/15   5.50      12,420,000
     4,400,000  Laurel County, KY Industrial Building RB
                (Consolidated Biscuit Company Project) (g)
                LOC Fifth Third Bank                                                 03/01/15   5.38       4,400,000
       500,000  LRC - B Wadsworth Investors, Limited (g)
                LOC First Star Bank, N.A.                                            09/01/17   5.64         500,000
     3,740,000  Macroe Properties, Incorporated (g)
                LOC First Michigan Bank                                              09/01/27   5.58       3,740,000
     9,525,000  Madison, WI RB Community Development Authority
                (Blake '89 Project) - Series 1996A (g)                               01/01/19   5.48       9,525,000
     4,100,000  Maryland HEFA RB (North Arundale Hospital) (g)
                LOC Mellon Bank, N.A.                                                07/01/27   5.55       4,100,000
     3,940,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) (g)
                LOC National City Bank                                               11/01/17   5.41       3,940,000
     2,650,000  Maximum Principle Amount (Buckeye Corrugated, Inc. Project) (g)
                LOC National City Bank                                               01/01/05   5.41       2,650,000
     1,485,000  Maximum Principle Amount (Goson Project) (g)
                LOC FirstMerit Bank                                                  08/01/23   5.39       1,485,000
     5,850,000  Maximum Principle Amount (Hanover Project) (g)
                LOC National City Bank                                               12/01/07   5.41       5,850,000           A1
     3,300,000  McCreary County, KY  (Le Sportsac, Inc. Pro-Phase)
                LOC Fifth Third Bank                                                 04/01/15   5.44       3,300,000
     2,205,000  Miami River Stone Company (g)
                LOC First Star Bank, N.A.                                            08/01/09   5.44       2,205,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,000,000  Miami Valley Steel Service, Incorporated - Series 1996 (g)
                LOC National City Bank                                               02/01/16   5.41%   $  1,000,000
     2,735,000  Michigan HEFA (Hope College) - Series 1996M (g)
                LOC Old Kent Bank & Trust Company                                    10/01/16   5.58       2,735,000
     1,000,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust                                                   09/01/29   5.58       1,000,000
     5,790,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries, Incorporated) - Series 1995 (g)
                LOC National Bank of Detroit                                         06/01/10   5.45       5,790,000  P1
    15,005,000  Mobile, AL RB Medical Clinic Board
                (Springhill Medical Complex) - Series 1996B (g)
                LOC Amsouth Bank, N.A.                                               09/01/11   5.40      15,005,000  P1
     3,700,000  NPI Capital, LLC (g)
                LOC Michigan National Bank                                           07/01/29   5.58       3,700,000
     4,090,000  New Federal Cold Storage, Incorporated Project - Series 199C (g)
                LOC National City Bank                                               08/01/11   5.41       4,090,000
     3,200,000  New York State HFA RB (345 East 94th Street) (g)
                LOC Key Bank                                                         11/01/31   5.40       3,200,000  VMIG-1
     2,600,000  Oakland Ortho Realty Association
                LOC PNC Bank, N.A.                                                   09/01/09   5.45       2,600,000
     4,400,000  Oxnard Financing Authority Refunding Lease RB - Series 1993 (g)
                LOC Union Bank of California                                         06/01/06   5.50       4,400,000           A1
     1,700,000  Pomeroy Investments, LLC - Series 1997 (g)
                LOC First Star Bank, N.A.                                            04/01/17   5.49       1,700,000
     3,400,000  Prince William County, VA - Series A (g)
                LOC Wachovia Bank & Trust Company, N.A.                              03/01/17   5.35       3,400,000  VMIG-1
     2,095,000  RK Capital LLC (g)
                LOC Michigan National Bank                                           12/01/28   5.58       2,095,000
     5,500,000  Security Self-Storage, Inc. (g)
                LOC Bank One                                                         01/01/19   5.41       5,500,000
     4,415,000  Shepperd Capital L.L.C. (g)
                LOC First of America                                                 09/15/47   5.58       4,415,000
     1,700,000  Shepperd Capital L.L.C. (g)
                LOC Old Kent Bank & Trust Company                                    03/15/49   5.58       1,700,000
    15,000,000  SMM Trust 1997 - A (m)                                               12/15/99   5.61      15,000,000  P1       A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   7,600,000  Southwestern Ohio Steel, Incorporated (g)
                LOC First Star Bank, N.A.                                            04/01/08   5.44%   $  7,600,000
     1,820,000  Stallard-Schrier Corporation (g)
                LOC Fifth Third Bank                                                 09/01/16   5.47       1,820,000
    19,000,000  State of Missouri HEFA
                (SSM Health Care System) 1995 - Series D (g)
                Insured by MBIA Insurance Corp.                                      06/01/24   5.55      19,000,000           A1+
     2,000,000  Stevenson Photo Color Company
                LOC First Star Bank, N.A.                                            08/01/19   5.44       2,000,000
    12,370,000  Stone Creek, L.L.C. - Series 1995 (g)
                LOC Columbus Bank & Trust Company                                    08/01/22   5.45      12,370,000  P1
     3,200,000  Team Capital, L.L.C. (g)
                LOC Old Kent Bank & Trust Company                                    03/01/29   5.58       3,200,000
     7,670,000  Three Reading LP (g)
                Guaranteed by Federal Home Loan Bank                                 06/01/24   5.50       7,670,000           A1+
     1,950,000  Town of Greendale, IN EDA RB - Series 1993B (g)
                LOC National City Bank                                               12/01/05   5.41       1,950,000
     1,610,000  Tripplet Corporation (g)
                LOC Fifth Third Bank                                                 03/01/08   5.47       1,610,000
     2,375,000  Vista Funding Corporation - Series 1997A (g)
                LOC Fifth Third Bank                                                 07/01/15   5.42       2,375,000
     1,520,000  Walt Sweeney Ford - Series 1996 (g)
                LOC Fifth Third Bank                                                 01/01/12   5.47       1,520,000
     2,580,000  Washington State Housing Finance Commission
                (Marketplace Apt) (g)
                LOC Bank One                                                         07/01/29   5.40       2,580,000  VMIG-1
     2,120,000  Weller Irrevocable Trust #2 - Series 1998 (g)
                LOC First Union National Bank of North Carolina                      09/01/13   5.45       2,120,000           A1
     3,090,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (g)
                LOC First Union National Bank of North Carolina                      10/01/28   5.45       3,090,000
       850,000  Westchester Presbyterian Church (g)
                LOC First Star Bank, N.A.                                            09/01/13   5.64         850,000
     2,240,000  William Thies & Son, Incorporated (g)
                LOC First Union National Bank of North Carolina                      03/01/07   5.45       2,240,000
     2,000,000  Wilmington Iron & Metal Company (g)
                LOC Bank One                                                         08/01/14   5.42       2,000,000
 -------------                                                                                         -------------
   472,526,030  Total Other Notes                                                                        472,526,030
 -------------                                                                                         -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Repurchase Agreement, Overnight (2.55%)
------------------------------------------------------------------------------------------------------------------------------------
 $  42,000,000  The Goldman Sachs Group L.P
                (Collateralized by $55,099,911, GNMA, 7.00% to 8.375%,
                due 3/15/28 to 9/15/29, proceeds $42,840,000)                        05/03/99   5.40%   $ 42,000,000
 -------------                                                                                         -------------
    42,000,000  Total Repurchase Agreement, Overnight                                                     42,000,000
 -------------                                                                                         -------------
Short Term Bank Note (0.91%)
------------------------------------------------------------------------------------------------------------------------------------
 $  15,000,000  Bank of America                                                      01/18/00   5.00%   $ 14,999,137  P1       A1+
 -------------                                                                                         -------------
    15,000,000  Total Short Term Bank Note                                                                14,999,137
 -------------                                                                                         -------------
Time Deposits (6.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $  60,000,000  Bank One                                                             10/01/99   5.70%   $ 60,000,000  P1       A1+
    50,000,000  Westdeutsche Landesbank                                              10/01/99   5.71      50,000,000  P1       A1+
 -------------                                                                                         -------------
   110,000,000  Total Time Deposits                                                                      110,000,000
 -------------                                                                                         -------------
Yankee Certificates of Deposit (9.41%)
------------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000  Bank of Montreal                                                     05/08/00   5.23%   $  9,997,099  P1       A1+
    25,000,000  Bank Nationale de Paris                                              12/21/99   5.41      25,000,000  P1       A1
    20,000,000  Bayerische Hypo-und Vereinsbank, A.G.                                05/04/00   5.23      19,993,733  P1       A1
    10,000,000  Commerzbank, A.G.                                                    02/25/00   5.20       9,997,307  P1       A1+
    15,000,000  Commerzbank, A.G.                                                    05/18/00   5.32      14,995,454  P1       A1+
    15,000,000  Deutsche Bank, A.G.                                                  05/22/00   5.40      14,996,304  P1       A1+
    20,000,000  Toronto Dominion Bank                                                12/29/99   5.09      19,999,530  P1       A1+
    30,000,000  Unibank A/S                                                          12/23/99   5.44      30,000,679  P1       A1
    10,000,000  Union Bank of Switzerland                                            07/05/00   5.80       9,997,084  P1       A1+
 -------------                                                                                         -------------
   155,000,000  Total Yankee Certificates of Deposit                                                     154,977,190
 -------------                                                                                         -------------
                Total Investments (99.72%) (Cost $1,642,414,114+)                                      1,642,414,114
                Cash and Other Assets, Net of Liabilities (0.28%)                                          4,564,752
                                                                                                      --------------
                Net Assets (100.00%)                                                                  $1,646,978,866
                                                                                                      ==============

                +     Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.
(b)  The interest rate is adjusted monthly based upon one month LIBOR.
(c) The interest rate is adjusted monthly based upon one month LIBOR plus 14 basis points.
(d) The interest rate is adjusted daily based upon the opening of Federal Funds plus 10 basis points; daily put option.
(e) The interest rate is adjusted monthly based upon one month LIBOR rate plus 3 basis points; 5 day put option.
(f) The interest rate is adjusted monthly based upon one month LIBOR plus 11 basis points.
(g) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.
(h)  The interest rate is adjusted daily based upon prime minus 2.90%.
(i) The interest rate is adjusted weekly based upon the commercial paper composite plus 5 basis points; weekly put option.
(j) The interest rate is adjusted weekly based upon one month LIBOR minus 1 basis point; weekly put option.
(k)  The interest rate is adjusted quarterly based upon LIBOR flat.
(l)  The interest rate is adjusted weekly at par value.
(m)  One year put.  Rate changes 8/19/99 based upon LIBOR plus 6 basis points.
(n) The interest rate is adjusted quarterly based upon LIBOR plus 15 basis points.
(o) The interest rate is adjusted quarterly based upon three month LIBOR plus 5 basis points.


KEY:
EDA        =    Economic Development Authority                IDRB         =    Industrial Development Revenue Bond
GMAC       =    General Motors Acceptance Corporation         LOC          =    Letter of Credit
HFA        =    Housing Finance Authority                     MFHRB        =    Multi-Family Housing Revenue Bond
HEFA       =    Health & Education Facilities Authority       RB           =    Revenue Bond
IDA        =    Industrial Development Authority



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================


    Face                                                                             Maturity              Value
   Amount                                                                              Date    Yield      (Note 2)
   ------                                                                              ----    -----       ------
Agency Discount Notes (29.15%)
-------------------------------------------------------------------------------------------------------------------------
 $  3,500,000   Federal Farm Credit Bank                                             04/25/00   4.95%     $  3,405,211
    2,000,000   Federal Home Loan Bank                                               10/08/99   5.13         1,998,025
    2,000,000   Federal Home Loan Bank                                               03/16/00   5.04         1,955,188
    8,000,000   Federal Home Loan Mortgage Corporation                               10/04/99   5.14         7,996,589
    6,804,000   Federal Home Loan Mortgage Corporation                               10/05/99   5.00         6,800,274
    2,885,000   Federal Home Loan Mortgage Corporation                               10/12/99   5.25         2,880,407
    3,000,000   Federal Home Loan Mortgage Corporation                               10/13/99   4.82         2,995,300
    3,000,000   Federal Home Loan Mortgage Corporation                               10/14/99   5.21         2,994,399
    3,000,000   Federal Home Loan Mortgage Corporation                               10/15/99   5.20         2,993,957
    2,850,000   Federal Home Loan Mortgage Corporation                               11/02/99   5.26         2,836,776
    3,000,000   Federal Home Loan Mortgage Corporation                               11/05/99   5.26         2,984,746
    1,561,000   Federal Home Loan Mortgage Corporation                               11/18/99   5.26         1,550,135
    3,000,000   Federal Home Loan Mortgage Corporation                               01/20/00   5.60         2,949,310
    3,000,000   Federal Home Loan Mortgage Corporation                               02/03/00   5.66         2,942,396
    3,000,000   Federal National Mortgage Association                                10/08/99   4.85         2,997,241
    3,000,000   Federal National Mortgage Association                                11/09/99   5.21         2,983,295
    2,000,000   Federal National Mortgage Association                                02/02/00   5.50         1,963,144
 ------------                                                                                             ------------
   55,600,000   Total Agency Discount Notes                                                                 55,226,393
 ------------                                                                                             ------------
Floating Rate Securities (4.22%)
-------------------------------------------------------------------------------------------------------------------------
 $  5,000,000   Federal Home Loan Bank Floater (a)                                   11/10/99   5.28%     $  4,999,669
    3,000,000   Federal Home Loan Bank Floater (b)                                   02/25/00   5.69         3,000,000
 ------------                                                                                             ------------
    8,000,000   Total Floating Rate Securities                                                               7,999,669
 ------------                                                                                             ------------
Government Agencies (9.17%)
-------------------------------------------------------------------------------------------------------------------------
 $  3,000,000   Federal Home Loan Bank                                               10/27/99   4.94%     $  3,000,000
    3,000,000   Federal Home Loan Bank                                               10/27/99   5.00         3,000,000
    3,400,000   Federal Home Loan Bank                                               11/30/99   5.30         3,370,439
    2,000,000   Federal Home Loan Bank                                               01/01/00   5.58         1,994,936
    2,000,000   Federal Home Loan Bank                                               05/11/00   5.05         1,999,619
    2,000,000   Federal Home Loan Bank                                               05/24/00   5.21         2,000,000
    2,000,000   Federal Home Loan Bank                                               08/24/00   5.95         2,000,000
 ------------                                                                                             ------------
   17,400,000   Total Government Agencies                                                                   17,364,994
 ------------                                                                                             ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================


    Face                                                                             Maturity              Value
   Amount                                                                              Date    Yield      (Note 2)
   ------                                                                              ----    -----       ------
Government Agency Medium Term Notes (10.55%)
-------------------------------------------------------------------------------------------------------------------------
 $  3,000,000   Federal Farm Credit Bank                                             10/01/99   4.83%     $  3,000,000
    2,000,000   Federal Home Loan Bank                                               11/12/99   4.83         2,002,025
    2,500,000   Federal Home Loan Bank                                               01/21/00   4.75         2,500,625
    3,000,000   Federal Home Loan Bank                                               04/28/00   4.97         2,999,337
    5,500,000   Federal Home Loan Bank                                               05/19/00   5.19         5,495,550
    2,000,000   Federal Home Loan Bank                                               10/06/00   6.02         2,000,000
    2,000,000   Federal National Mortgage Association                                01/27/00   5.55         1,998,598
 ------------                                                                                             ------------
   20,000,000   Total Government Agency Medium Term Notes                                                   19,996,135
 ------------                                                                                             ------------
Repurchase Agreements, Overnight (47.50%)
-------------------------------------------------------------------------------------------------------------------------
 $ 45,000,000   Goldman Sachs Group L.P. (Collateralized by $47,281,159,
                GNMAs, 5.500% to 7.000%, due 03/15/29 to 08/20/29, proceeds $45,657,787)
                                                                                     10/01/99   5.40%     $ 45,000,000
   45,000,000   Solomon Smith Barney (Collateralized by $45,611,733, GNMA, 8.000%,
                due 09/15/29, proceeds $45,900,000)                                  10/01/99   5.32        45,000,000
 ------------                                                                                             ------------
   90,000,000   Total Repurchase Agreements, Overnight                                                      90,000,000
 ------------                                                                                             ------------
                Total Investments (100.59%) (Cost $190,587,191+)                                           190,587,191
                Liabilities in Excess of Cash and Other Assets (-0.59%)                                    ( 1,118,419)
                                                                                                          -------------
                Net Assets (100.00%)                                                                      $189,468,772
                                                                                                          =============

                +     Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes daily based on the effective Federal Funds Rate.

(b) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes monthly based on three month T-Bill BEY plus .70 basis points.



KEY:
  GNMA=  Government National Mortgage Association


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Tax Exempt Investments (20.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,350,000   Arlington County, VA IDA (Arna Valley View Apartments Project)
                GIC FGIC Insured                                                     08/01/00   3.60%   $   2,350,000
    2,500,000   City of Chicago, IL Single Family Mortgage RB
                GIC Trinity Funding                                                  04/01/00   3.25        2,500,000  MIG-1
    5,300,000   City of Fall River, MA BAN                                           03/15/00   3.10        5,308,149  MIG-1
    2,885,000   City of Wichita, KS GO                                               04/27/00   3.15        2,889,787  MIG-1  SP-1+
    2,095,000   Commonwealth of Kentucky State & Buildings Commissions RB            05/01/00   3.63        2,101,850
    5,000,000   Florida Housing Finance Corporation RB                               03/31/00   3.04        5,001,011  VMIG-1 A1+
    1,250,000   Illinois Sports Facility Authority RB - Series A
                Insured by MBIA Insurance Corp.                                      06/15/00   3.29        1,255,581
    4,000,000   Indiana Bond Bank Advanced
                Funding Project Notes - Series 1998A-2                               01/19/00   2.94        4,006,225  MIG-1  SP-1+
    5,000,000   Kentucky Interlocal School Association TRAN                          06/30/00   3.49        5,016,097  MIG-1  SP-1+
    3,060,000   Lancaster County, PA
                Insured by AMBAC Indemnity Corp.                                     12/15/99   3.00        3,068,462
    4,000,000   Lubbock, TX HFA - Series A
                GIC Bayerische Landesbank Girozentrale                               05/05/00   3.20        4,000,000  MIG-1
    2,000,000   Nashville, TN Metropolitan Nashville Airport
                (Tennessee Airports Project) - Series A
                Insured by FGIC                                                      07/01/00   3.17        2,041,999
    1,000,000   New Mexico State Highway Commission
                Senior Subordinate Tax Revenue Highway Bond                          06/15/00   3.13        1,006,708
    2,000,000   North Dakota HFA (Home Mortgage Finance Project)
                GIC Bayerische Landesbank Girozentrale                               09/29/00   3.80        2,000,000
    3,500,000   North Dakota State HFA RB
                GIC AIG                                                              11/01/99   3.11        3,502,589  MIG-1
    1,500,000   North Dakota HFA RB - Series C
                GIC Trinity Funding                                                  04/01/00   3.20        1,500,000  MIG-1
    1,010,000   Northside Independent School District                                02/15/00   3.11        1,016,604
    5,000,000   State of Texas TRAN                                                  08/31/00   3.64        5,035,381  MIG-1  SP-1+
    2,770,000   Town of Odessa, WA BAN - Series 1998                                 10/15/99   3.70        2,770,000
    2,400,000   Whitnall School District RAN                                         10/28/99   3.06        2,400,687
    1,000,000   Wisconsin State Health & Education Authority (Aurora Health Care)
                Insured by MBIA Insurance Corp.                                      08/15/00   3.53        1,007,612
 ------------                                                                                           -------------
   59,620,000   Total Other Tax Exempt Investments                                                         59,778,742
 ------------                                                                                           -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Variable Rate Demand Instruments (b) (54.61%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000   Adel, GA IDA IDRB (Specialty Stampings, LLC)
                LOC National Bank of Canada                                          06/01/14   4.00%   $   1,000,000  VMIG-1
    4,600,000   Arkansas Development Finance Authority
                (Conestoga Wood Specialties Project)
                LOC First Union National Bank                                        07/01/08   4.00        4,600,000
    5,455,000   Auburn, AL Non-Profit HDA (Lakeside Project)
                LOC Columbus Bank & Trust Company                                    09/01/27   4.10        5,455,000         A1
    1,100,000   Butler County, PA IDA (Armco Incorporated Project) - Series 1996A
                LOC Chase Manhattan Bank, N.A.                                       06/01/20   3.95        1,100,000
      800,000   Calcasieu Parish, LA (Citgo Petroleum Corporation) - Series 1999
                LOC Westdeutsche Landesbank                                          07/01/26   4.00          800,000  P1     A1+
    2,000,000   Calcasieu Parish, LA Public Trust Authority (Solid Waste Disposal)
                LOC Morgan Guaranty Trust Company                                    12/01/27   3.90        2,000,000         A1+
    9,390,000   Clipper, HI HFDA                                                     07/24/03   4.03        9,390,000  VMIG-1
    2,000,000   Colorado Regional Transportation District
                (Transit Vehicles Project) - Series A
                LOC State Street Bank & Trust Company                                12/01/17   3.75        2,000,000         A1+
    3,500,000   Deridder, LA IDRB (Pax Inc. Project)
                LOC Bank One                                                         08/01/12   4.05        3,500,000         A1+
    8,250,000   Director State of Nevada Department of Business & Industry IDRB
                (Valley Joist Inc. Project) - Series A
                LOC Toronto-Dominion Bank                                            06/01/17   4.05        8,250,000
    1,400,000   District of Columbia (Tyler House Trust) - Series 1995A
                LOC Landesbank Hessen                                                08/01/25   3.95        1,400,000  VMIG-1
    1,600,000   Florence County, SC (Roche Inc. Project) - Series 1998
                LOC Deutsche Bank                                                    04/01/28   3.95        1,600,000  VMIG-1 A1+
    7,000,000   Fulco, GA HRB (Shepard Center Inc. Project)
                LOC Wachovia Bank & Trust Co., N.A.                                  09/01/17   3.65        7,000,000         A1+
    6,445,000   Fulton County, GA MHRB (Greenhouse Holcomb Project)
                Guaranteed by Federal National Mortgage Association                  04/01/30   3.75        6,445,000         A1+
    1,140,000   Fulton County, GA Development Authority RB
                (Darby Printing Company)
                LOC Wachovia Bank & Trust Co., N.A.                                  04/01/11   4.20        1,140,000
      700,000   Gulf Coast IDA Marine Terminal
                (Amoco Oil Company) - Series 1993                                    04/01/28   4.00          700,000  VMIG-1 A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,200,000   Gulf Coast Waste Disposal Authority Environmental Facilities RB
                (Amoco Oil Company)                                                  01/01/26   4.00%   $   1,200,000  VMIG-1 A1+
    1,200,000   Jackson County, MS Sewage Facility (Chevron USA Inc. Project)        12/15/24   3.95        1,200,000  P1
    3,000,000   Jefferson County, KY Industrial Building
                (Fetter Printing Company Project)
                LOC PNC Bank, N.A.                                                   05/01/10   3.95        3,000,000
    4,000,000   Lebanon, MO IDA IDRB (Durham Company Project)
                LOC Commerce Bank                                                    01/01/19   3.95        4,000,000  P1
      750,000   Liberty County, GA Industrial Authority (Harbin Lumber Company)
                LOC Suntrust Bank                                                    04/01/14   3.95          750,000
    1,500,000   Louisville & Jefferson Counties (Airport System) - Series AA
                LOC National City Bank                                               06/30/02   3.90        1,500,000  VMIG-1
    1,775,000   Lynchburg, VA IDA (AEROFIN Corp. Project)
                LOC PNC Bank, N.A.                                                   03/01/29   3.95        1,775,000
    1,100,000   Madison County, IL Environmental Improvement Agency
                (Shell Wood River Refining Co.)                                      03/01/33   3.95        1,100,000  VMIG-1 A1+
    6,800,000   Marion County, WV Commission Solid Waste Disposal Facility RB
                (Granttown Project)
                LOC National Westminster Bank PLC                                    10/01/17   3.90        6,800,000  VMIG-1 A1+
      700,000   New Albany, IN EDA RB (Bert R. Huncilman & Son) - Series A
                LOC PNC Bank, N.A                                                    04/01/06   3.95          700,000
    8,000,000   New York City Housing Development Corporation
                Multifamily Mortgage (Brittany)
                Guaranteed by Federal National Mortgage Association                  06/15/29   3.80        8,000,000         A1+
   10,000,000   New York City Housing Development Corporation
                Multifamily Mortgage (Broadway)
                LOC Bayerische HypoVereinsbank                                       12/01/31   3.75       10,000,000         A1+
    2,100,000   North Texas Higher Education Authority Student Loan RB - Series C
                Insured by AMBAC Indemnity Corp.                                     04/01/36   3.90        2,100,000  VMIG-1
    2,100,000   Ocean Highway and Port Authority, FL
                Port, Airport, and Marina Improvement
                LOC ABN AMRO Bank                                                    12/01/20   3.90        2,100,000  VMIG-1 A1+
   10,100,000   Ohio State Solid Waste RB (BP Exploration & Oil Project)             02/01/33   4.00       10,100,000  P1     A1+
    2,400,000   Ouachita Parish, LA IDB (EPCO Carbondioxide Project)
                LOC Bank One                                                         02/01/05   4.05        2,400,000  P1
      425,000   Pennsylvania EDFA (Tri State Hyraulics Inc.) - Series 1996D-7
                LOC PNC Bank, N.A.                                                   08/01/06   3.95          425,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000   Pennsylvania EDFA RB  (Trigon Incorporated)
                LOC PNC Bank, N.A.                                                   08/01/05   3.95%   $   2,000,000
    1,300,000   Pennsylvania EDFA (Plastikos Reality Project) - Series 1997E
                LOC PNC Bank, N.A.                                                   11/01/12   3.95        1,300,000
    2,500,000   Port of Corpus Christie Nueces County, TX
                (Koch Refining Co.) - Series 1995A                                   05/01/25   3.75        2,500,000  VMIG-1 A1+
    1,200,000   Portland, OR IDRB (Oregon Transfer Company)
                LOC US National Bank of Oregon                                       11/01/01   4.37        1,200,000
    2,490,000   Prattville, AL IDRB (Merchant Realty Co.)
                LOC Amsouth Bank                                                     03/01/26   4.05        2,490,000         A1
    1,350,000   Richmond, GA Solid Waste RB (Evergreen Nylon Recycling)
                LOC Banque National de Paris                                         07/01/32   3.75        1,350,000  P1     A1
    4,000,000   South Carolina Jobs EDA RB (Village Blacksmith Inc. Project)
                LOC Marshall & Ilsley                                                04/01/14   3.95        4,000,000
    5,000,000   South Texas Higher Education Authority
                Insured by MBIA Insurance Corp.                                      12/01/03   3.80        5,000,000  VMIG-1
      900,000   Southwestern Illinois Development Authority Sold Waste Disposal
                (Shell Oil Co. Wood River)                                           04/01/22   3.95          900,000  VMIG-1 A1+
    1,400,000   Southwestern Illinois Development Authority Sold Waste Disposal
                (Shell Oil Co. Wood River)                                           11/01/25   3.95        1,400,000  VMIG-1 A1+
    7,000,000   Sussex County, DE IDRB (Perdue Farms Inc. Project) - Series 1992
                LOC Rabobank Nederland                                               04/01/12   3.95        7,000,000
    1,715,000   Talbot County, GA Development Authority IDRB
                (Douglas Asphalt Company Project)
                LOC First Union National Bank                                        04/01/08   3.95        1,715,000
    3,940,000   Town of York, ME (Stonewall Realty LLC Project)
                LOC Citizen Bank of Rhode Island                                     06/01/19   4.00        3,940,000  VMIG-1
    5,300,000   Washington State HFC MHRB (Wadering Creek Project)
                LOC Bank of America                                                  01/01/26   4.10        5,300,000  VMIG-1
      750,000   Westmoreland County, PA IDRB (Solidur Plastics Estate Project)
                LOC PNC Bank, N.A.                                                   12/01/02   3.95          750,000
    1,250,000   York County, PA IDA Limited Obligation RB
                (Metal Exchange Corporation Project) - Series 1996
                LOC Comerica Bank                                                    06/01/06   3.95        1,250,000
 ------------                                                                                           -------------
  155,625,000   Total Other Variable Rate Demand Instruments                                              155,625,000
 ------------                                                                                           -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Put Bonds (c) (7.25%)
------------------------------------------------------------------------------------------------------------------------------------
 $    545,000   Arkansas Development Finance Authority
                (Single Family Mortgage RB)
                Insured by FGIC                                                      03/01/00   3.00%   $     545,000         A1+
    1,620,000   Dayton, KY Building RB - Series 1994C
                LOC Fifth Third Bank                                                 10/01/99   3.35        1,620,000
    6,500,000   Hartford County, MD IDRB (A.O. Smith)
                LOC Bank One                                                         03/01/00   3.70        6,500,000
    4,000,000   Louisiana HFA Single Family Mortgage RB - Series C
                GIC Trinity Funding                                                  06/01/00   3.35        4,000,000  MIG-1  SP-1+
    1,000,000   Michigan Strategic Fund (Donnelly Corp. Project) - Series 1988
                LOC Dresdner Bank A.G.                                               10/01/99   3.50        1,000,000  P1     A1+
    4,000,000   New Hampshire Business Finance Authority PCRB
                (New England Power Company)                                          10/26/99   3.40        4,000,000
    2,990,000   Vermont State Educational & Health Building Finance Agency
                (Middlebury College)                                                 11/01/99   3.10        2,990,000         A1+
 ------------                                                                                           -------------
   20,655,000   Total Put Bonds                                                                            20,655,000
 ------------                                                                                           -------------
Tax Exempt Commercial Paper (12.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,600,000   Anne Arundel EDRB (Baltimore Gas & Electric Company Project)
                LOC Chase Manhattan Bank, N.A./Bank of New York                      10/04/99   3.30%   $   6,600,000  VMIG-1 A1
    1,500,000   Anne Arundel EDRB (Baltimore Gas & Electric Company Project)
                LOC Chase Manhattan Bank, N.A./Bank of New York                      10/05/99   3.25        1,500,000  VMIG-1 A1
    5,700,000   Anne Arundel EDRB (Baltimore Gas & Electric Company Project)
                LOC Chase Manhattan Bank, N.A./Bank of New York                      01/26/00   3.55        5,700,000  VMIG-1 A1
    2,000,000   City & County of Denver, CO Airport System Subordinate RB - Series 1997A
                LOC Bayerische Landesbank Girozentrale                               01/18/00   3.55        2,000,000  P1     A1+
    2,000,000   Lee County, FL Hospital Board HRB
                (Lee Memorial Hospital Project)                                      11/10/99   3.35        2,000,000  VMIG-1 A1+
    4,000,000   Lee County, FL Hospital Board HRB
                (Lee Memorial Hospital Project)                                      01/20/00   3.70        4,000,000  VMIG-1 A1+
    4,000,000   North Carolina Municipal Power Agency (Catawba Project)
                LOC Morgan Guaranty Trust Company/Union Bank of Switzerland          10/08/99   4.00        4,000,000  P1     A1+
    3,000,000   Ohio Water Development Authority PCRB (Duquesne Light Control)
                LOC Toronto-Dominion Bank                                            10/04/99   3.40        3,000,000         A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield      (Note 2)  Moody's & Poor's
   ------                                                                              ----    -----       ------   ------- --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000   Venango, PA IDA Resource Recovery RB
                (Scrubgrass Project) - Series 1990A
                LOC National Westminster Bank PLC                                    10/13/99   3.30%   $   2,500,000  P1     A1+
    2,000,000   Venango, PA IDA Resource Recovery RB
                (Scrubgrass Project) - Series B
                LOC National Westminster Bank PLC                                    01/18/00   3.55        2,000,000  P1     A1+
    1,700,000   West Virginia Public Energy Authority Energy RB
                (Morgantown Energy Assoc. Project) - Series 1989A
                LOC Union Bank of Switzerland                                        10/06/99   3.35        1,700,000  P1     A1+
 ------------                                                                                           -------------
   35,000,000   Total Tax Exempt Commercial Paper                                                          35,000,000
 ------------                                                                                           -------------
Variable Rate Demand Instruments - Participations (b) (0.70%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000   New Jersey State EDA IDRB (Harrison Riverside Industries Project)
                LOC Chase Manhattan Bank, N.A.                                       01/01/02   5.36%   $   1,000,000  P1     A1
    1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
                LOC Chase Manhattan Bank, N.A.                                       01/01/02   5.36        1,000,000  P1     A1
 ------------                                                                                           -------------
    2,000,000   Total Variable Rate Demand Instruments - Participations                                     2,000,000
 ------------                                                                                           -------------
Variable Rate Demand Instruments - Private Placements (b) (4.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,100,000   Bastrop County, TX Industrial Development Corp. IDRB
                (Blocrest Partners, LP Project)
                LOC Union Bank of California                                         04/01/22   4.50%   $   9,100,000
      630,000   Jefferson County, MO IDA IDRB (Holley Partnership)
                LOC Chase Manhattan Bank, N.A.                                       12/01/04   5.36          630,000  P1     A1
      220,307   New Jersey State EDA IDRB (Heary Modelle & Company)
                LOC Chase Manhattan Bank, N.A.                                       09/01/00   5.36          220,307  P1     A1
    2,062,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
                LOC Chase Manhattan Bank, N.A.                                       12/01/08   5.36        2,062,000  P1     A1
 ------------                                                                                           -------------
   12,012,307   Total Variable Rate Demand Instruments - Private Placements                                12,012,307
 ------------                                                                                           -------------
                Total Investments (100.04%) (Cost $285,071,049+)                                          285,071,049
                Liabilities in Excess of Cash and Other Assets (-0.04%)                                 (     102,427)
                                                                                                        -------------
                Net Assets (100.00%)                                                                    $ 284,968,622
                                                                                                        =============

               +    Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

KEY:
     BAN        =   Bond Anticipation Note                        HFDA    =   Housing Finance Development Authority
     EDA        =   Economic Development Authority                HRB     =   Hospital Revenue Bond
     EDFA       =   Economic Development Finance Authority        IDA     =   Industrial Development Authority
     EDRB       =   Economic Development Revenue Bond             IDB     =   Industrial Development Bond
     FGIC       =   Financial Guaranty Insurance Company          IDRB    =   Industrial Development Revenue Bond
     GIC        =   Guaranteed Investment Contract                LOC     =   Letter of Credit
     GO         =   General Obligation                            MHRB    =   Multi-Family Housing Revenue Bond
     HDA        =   Housing Development Authority                 PCRB    =   Pollution Control Revenue Bond
     HFA        =   Housing Finance Authority                     RAN     =   Revenue Anticipation Note
     HFC        =   Housing Finance Commission                    RB      =   Revenue Bond
                                                                  TRAN    =   Tax and Revenue Anticipation Note








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================


                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------



ASSETS:
  Investments in securities*............   $   1,642,414,114            $   190,587,191          $   285,071,049
  Cash..................................           6,904,799                    248,066                   --
  Interest receivable...................          10,378,664                    913,025                1,798,387
  Other assets..........................             --                          --                       --
                                           -----------------            ---------------          ---------------
      Total Assets......................       1,659,697,577                191,748,282              286,869,436

LIABILITIES:
  Dividends payable.....................             203,701                     22,790                   22,190
  Due to custodian......................              --                         --                    1,576,707
  Payable for securities purchased......           9,707,500                  2,000,000                   --
  Payable for shares redeemed...........           1,426,476                    110,450                   90,186
  Other accounts payable................           1,381,034                    146,270                  211,731
                                            ----------------             --------------           --------------
      Total Liabilities.................          12,718,711                  2,279,510                1,900,814
                                            ----------------             --------------           --------------


NET ASSETS..............................   $   1,646,978,866            $   189,468,772          $   284,968,622
                                           =================            ===============          ===============
SHARES OUTSTANDING:
  Cortland Shares.......................         796,960,659                 67,301,696               54,572,186
  Live Oak Shares.......................         851,791,795                 67,397,429               54,740,349
  Bradford Shares.......................             --                      55,028,669              175,677,555
Net asset value, offering and redemption
 price per share, all classes
 (net assets/shares)...................    $            1.00            $          1.00          $          1.00
                                           =================            ===============          ===============

* Including repurchase agreements amounting to $42,000,000 and $90,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.
-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1999
(UNAUDITED)
===============================================================================



                                             Cortland General             U.S. Government          Municipal Money
                                            Money Market Fund                  Fund                 Market Fund
                                            -----------------            ---------------          ---------------

INVESTMENT INCOME
 Interest Income.........................  $      40,721,670          $      4,937,640          $       5,097,314
                                           -----------------          ----------------          -----------------
 Expenses:
    Management fee--Note 3(a)............          6,020,406                   757,166                  1,140,815
    Distribution support and services
     ----Note 3(c):

        Cortland shares..................            930,867                    81,178                     71,595
        Live Oak shares..................            837,477                    76,178                     60,999
        Bradford shares..................             --                        72,315                    226,896

    Other expenses.......................             85,311                    20,723                     31,310
                                           -----------------          ----------------          -----------------
        Total Expenses...................          7,874,061                 1,007,560                  1,531,615
                                           -----------------          ----------------          -----------------
   Expenses waived by
    Manager--Note 3(c)...................  (          80,892)         (         86,578)         (         174,245)
                                           -----------------          ----------------          -----------------
        Net Expenses.....................          7,793,169                   920,982                  1,357,370
                                           -----------------          ----------------          -----------------
 Net Investment Income...................         32,928,501                 4,016,658                  3,739,944


NET REALIZED GAIN
ON INVESTMENTS
 Net realized gain on investments........             10,360                     1,025                    --
                                           -----------------          ----------------           ----------------
 Increase in net assets from operations..  $      32,938,861          $      4,017,683           $      3,739,944
                                           =================          ================           ================




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================




                                 Cortland General                   U.S. Government                  Municipal Money
                                 Money Market Fund                       Fund                          Market Fund
                           ---------------------------       ---------------------------      ----------------------------

                            For the Six        For the       For the Six        For the        For the Six      For the
                           Months Ended         Year         Months Ended        Year         Months Ended        Year
                           September 30,        Ended       September 30,        Ended        September 30,       Ended
                               1999           March 31,         1999            March 31,        1999            March 31,
                            (Unaudited)         1999         (Unaudited)          1999        (Unaudited)          1999
                             ---------       ----------       ---------        ----------      ---------        ----------
 Operations:
 Net investment income...  $ 32,928,501     $ 55,494,037     $  4,016,658     $  7,643,500     $  3,739,944     $  7,673,266
 Net realized gain on
   investments...........        10,360          446,452            1,025           21,372            --               3,195
                           ------------     ------------     ------------     ------------     ------------     ------------
 Increase in net assets
    from operations......    32,938,861       55,940,489        4,017,683        7,664,872        3,739,944        7,676,461
 Distributions
   to shareholders from:
 Net investment income:
   Cortland shares....... (  15,493,894)    ( 25,151,926)    (  1,288,996)    (  2,235,590)    (    688,867)+   (  1,191,766)+

   Live Oak shares....... (  17,515,500)    ( 30,731,761)    (  1,540,355)    (  3,092,403)    (    736,230)+   (  1,664,742)+

   Bradford shares.......         --              --         (  1,189,269)    (  2,336,645)    (  2,314,847)+   (  4,816,758)+
 Capital share
   transactions net (Note 4):
   Cortland shares.......   136,307,540      154,411,380        2,782,849       16,374,315        5,335,193        1,452,471
   Live Oak shares.......    38,035,839      202,978,164     ( 11,688,730)      12,157,220     ( 15,388,266)       2,426,549
   Bradford shares.......        --              --          (  7,147,862)      10,509,430     (  7,164,835)      10,512,085
                           ------------     ------------     ------------     ------------     ------------     ------------
 Total increase (decrease)  174,272,846      357,446,346     ( 16,054,680)      39,041,199     ( 17,217,908)      14,394,300

 Net assets:
 Beginning of period.....  1,472,706,020   1,115,259,674      205,523,452      166,482,253      302,186,530      287,792,230
                          --------------   -------------     ------------     ------------     ------------     ------------
 End of period........... $1,646,978,866  $1,472,706,020     $189,468,772     $202,523,452     $284,968,622     $302,186,530
                          ==============  ==============     ============     ============     ============     ============
 Undistributed net
   investment income..... $       64,760  $      145,653     $    404,177     $    406,139     $    -0-         $     -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
Note 1-General:
Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares commenced distribution on October 1, 1997. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 1999, there were 26,422,407 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:
     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 2-Significant Accounting Policies: (Continued)
     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 1999, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $1,848,708, $686,669 and $28,940 respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profits, $243,842 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $235,428 and $451,241 will expire in the years 2003 and 2004, respectively for the U.S. Government Fund. $13,541, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:
(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and Bradford shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

Pursuant to a Distribution Plan approved by the Company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares.

During the period ended September 30, 1999, the Distributor waived Distribution support and services fees of $80,892 for the Cortland shares of the Cortland General Fund.

During the period ended September 30, 1999, the Distributor waived Distribution support and services fees of $10,350, $23,570 and $52,658 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the period ended September 30, 1999, the Distributor waived Distribution support and services fees of $9,099 and $165,146 for the Cortland shares, and Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:
At September 30, 1999, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated as General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                            Cortland General Money                                                      Municipal Money
                                 Market Fund                    U.S. Government Fund                      Market Fund
                        -----------------------------     -------------------------------    ------------------------------------
                         Six Months       For the Year        Six Months     For the Year      Six Months         For the Year
                             Ended           Ended              Ended            Ended           Ended               Ended
                       September 30, 1999  March 31,      September 30, 1999   March 31,     September 30, 1999     March 31,
                         (Unaudited)          1999           (Unaudited)         1999          (Unaudited)            1999
                        -------------      ----------       -------------      --------       -------------         --------
Cortland Shares
Shares sold..........   1,328,866,743     2,036,496,592       84,635,453     163,731,205        107,999,952        195,007,740
Dividends reinvested.      15,505,519        25,195,494        1,291,205       2,241,098            688,499          1,193,378
                        -------------     -------------      -----------    ------------      -------------      -------------
                        1,344,372,262     2,061,692,086       85,926,658     165,972,303        108,688,451        196,201,118
Shares redeemed......  (1,208,064,722)   (1,907,280,706)    ( 83,143,809)  ( 149,597,988)     ( 103,353,258)     ( 194,748,647)
                        -------------     -------------      -----------    ------------      -------------      -------------
Net increase(decrease)    136,307,540       154,411,380        2,782,849      16,374,315          5,335,193          1,452,471
                        =============     =============      ===========    ============      =============      =============

Live Oak Shares
Shares sold..........   2,208,379,316     3,636,474,938      164,979,822     397,622,269        117,954,669        287,227,233
Dividends reinvested.      17,464,883        30,668,616        1,535,478       3,078,766            733,944          1,661,013
                        -------------     -------------      -----------    ------------      -------------      -------------
                        2,225,844,199     3,667,143,554      166,515,300     400,701,035        118,688,613        288,888,246
Shares redeemed......  (2,187,808,360)   (3,464,165,390)    (178,204,030)  ( 388,543,815)     ( 134,076,879)     ( 286,461,697)
                        -------------     -------------      -----------    ------------      -------------      -------------
Net increase(decrease)     38,035,839       202,978,164     ( 11,688,730)     12,157,220      (  15,388,266)         2,426,549
                        =============     =============      ===========    ============      =============      =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 4-Capital Share Transactions: (Continued)

                                                                                         Municipal Money
                                         U.S. Government Fund                              Market Fund
                                  ---------------------------------             ----------------------------------
                                    Six Months         For the Year              Six Months        For the Year
                                      Ended               Ended                    Ended              Ended
                                September 30, 1999       March 31,            September 30, 1999     March 31,
                                   (Unaudited)             1999                  (Unaudited)           1999
                                  --------------     --------------             -------------     -------------
Bradford Shares+
Shares sold................          73,867,790        250,607,502               394,499,507       732,865,165
Dividends reinvested.......           1,192,178          2,343,573                 2,314,852         4,822,037
                                  -------------      -------------             -------------     -------------
                                     75,059,968        252,951,075               396,814,359       737,687,202
Shares redeemed............       (  82,207,830)     ( 242,441,645)            ( 403,979,194)    ( 727,175,117)
                                  -------------      -------------             -------------     -------------
Net increase ..............       (   7,147,862)        10,509,430             (   7,164,835)       10,512,085
                                  =============      =============             =============     =============

The components of net assets at September 30, 1999 are as follows:


                           Cortland General Money                                               Municipal Money
                                 Market Fund                U.S. Government Fund                  Market Fund
                           ----------------------           --------------------             ----------------------
                             September 30, 1999               September 30, 1999               September 30, 1999
                                 (Unaudited)                      (Unaudited)                      (Unaudited)
                                  ---------                        ---------                        ---------

Paid-in capital......         $1,648,752,454                   $  189,727,794                   $   284,990,090
Accumulated net
   realized losses..          (    1,838,348)                  (      663,199)                  (        21,468)
Undistributed net
   investment income                  64,760                          404,177                          -0-
                              --------------                   --------------                   ---------------
Total net assets.....         $1,646,978,866                   $  189,468,772                   $   284,968,622
                              ==============                   ==============                   ===============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

Note 5-Financial Highlights:

                                                             Cortland General Money Market Fund
                                  ----------------------------------------------------------------------------------------
                                                                     Cortland Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)    1999            1998            1997           1996            1995
                                      ---------   ---------       --------        --------       --------       ----------
 Per Share Operating Performance:
 (for a share outstanding
     throughout the period)
 Net asset value,
    beginning of period........      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Income from investment operations:
    Net investment income......          0.021        0.045           0.047          0.044          0.049           0.038
    Net realized and unrealized
     gain/(loss) on investments           --          0.001       (   0.001)          --            0.001       (   0.003)+
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Total from investment operations        0.021        0.046           0.046          0.044          0.050           0.035
 Less distributions:
    Dividends from net
     investment income.........      (   0.021)   (   0.045)      (   0.047)     (   0.044)     (   0.048)      (   0.038)
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Total distributions...........      (   0.021)   (   0.045)      (   0.047)     (   0.044)     (   0.048)      (   0.038)
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Net asset value, end of period      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                     ==========   ==========      ==========     ==========     ==========      ==========
 Total Return..................          4.23%*       4.56%           4.77%          4.52%          4.95%           3.91%+

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $  796,103    $ 659,890      $  505,442     $1,160,352     $1,159,173      $  993,854

 Ratios to average net assets:
     Expenses..................          1.00%*       1.00%           0.99%          1.02%          1.03%           1.03%
     Net investment income.....          4.15%*       4.41%           4.67%          4.41%          4.86%           3.85%
 Management and Distribution support
     and service fees waived.            0.02%*       0.03%           0.04%          --             --              0.02%

 * Annualized
 + Includes the effect of a capital contribution from the Manager of $.004 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.007 per share and the total return would have been 2.89%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

Note 5-Financial Highlights: (Continued)

                                                Cortland General Money Market Fund
                                  -------------------------------------------------------------------------------------
                                                                      Live Oak Shares
                                  -------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ---------------------------------------------------------------------
                                     (Unaudited)    1999            1998            1997           1996+
                                      ---------   ---------       --------        --------       --------
Per Share Operating Performance:
 (for a share outstanding
     throughout the period)
 Net asset value,
    beginning of period........      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00
                                     ----------   ----------      ----------     ----------     ----------
 Income from investment operations:
    Net investment income......          0.021        0.045           0.048          0.045          0.018
    Net realized and unrealized
     gain/(loss) on investments           --          0.001       (   0.001)          --             --
                                     ----------   ----------      ----------     ----------     ----------
 Total from investment operations        0.021        0.046           0.047          0.045          0.018
 Less distributions:
    Dividends from net
     investment income.........      (   0.021)   (   0.045)      (   0.047)     (   0.045)     (   0.018)
                                     ----------   ----------      ----------     ----------     ----------
 Total distributions...........      (   0.021)   (   0.045)      (   0.047)     (   0.045)     (   0.018)
                                     ----------   ----------      ----------     ----------     ----------
 Net asset value, end of period      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00
                                     ==========   ==========      ==========     ==========     ==========
 Total Return..................          4.26%*       4.59%           4.84%          4.59%          4.78%*

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $  850,876    $ 812,816      $  609,812     $  440,457     $  351,030

 Ratios to average net assets:
     Expenses..................          0.97%*       0.98%           0.91%          0.95%          0.97%*
     Net investment income.....          4.17%*       4.43%           4.78%          4.48%          4.68%*
 Management and Distribution support
     and service fees waived.             --           --             0.05%          0.02%          0.02%*

 * Annualized
 + Live Oak shares commenced distribution on November 16, 1995.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 U.S. Government Fund
                                  ----------------------------------------------------------------------------------------
                                                                     Cortland Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)    1999            1998            1997           1996            1995
                                      ---------   ---------       --------        --------       --------       ----------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.....        $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     -------         -------        ------          ------         ------         ------
Income from investment operations:
Net investment income........          0.020           0.042          0.046           0.043          0.047          0.038
Net realized and unrealized
  (loss) on investments......           --             0.001        ( 0.001)        ( 0.001)          --          ( 0.003)+
                                     -------         -------        -------         -------        -------        -------
Total from investment operations       0.020           0.043          0.045           0.047          0.047          0.035
Less distributions:
Dividends from net
  investment income..........        ( 0.020)        ( 0.042)       ( 0.045)        ( 0.043)       ( 0.047)       ( 0.038)
                                     --------        --------       --------        --------       --------       --------
Less distributions...........        ( 0.020)        ( 0.042)       ( 0.045)        ( 0.043)       ( 0.047)       ( 0.038)
                                     --------        --------       --------        --------       --------       --------
Net asset value, end of period       $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     ========        ========       ========        ========       ========       ========

Total Return.................          4.04%*          4.33%          4.61%           4.37%          4.80%          3.84%+

Ratios/Supplemental Data
Net assets,
    end of period (000's omitted)    $  67,210       $  64,438      $  48,069       $ 164,464      $ 255,222      $218,307

Ratios to average net assets:
  Expenses...................           1.00%*           1.00%          0.81%           1.01%          1.04%         1.04%
  Net investment income......           3.97%*           4.18%          4.58%           4.30%          4.72%         3.74%
  Management and Distribution support
     and service fees waived.           0.03%*           0.04%          0.25%           0.02%          --            0.01%

* Annualized
+ Includes  the effect of a capital  contribution  from the Manager of $.006 per share.  Without a capital  contribution the net realized and unrealized  loss on  investments  would have been $.009 per share and the total return would have been 2.81%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

Note 5-Financial Highlights: (Continued)

                                                                  U.S. Government Fund
                                  ----------------------------------------------------------------------------------------
                                                                      Live Oak Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)    1999            1998            1997           1996+
                                      ---------   ---------       --------        --------       --------
Per Share Operating Performance:
 (for a share outstanding
  throughout the period)
 Net asset value,
    beginning of period........      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00
                                     ----------   ----------      ----------     ----------     ----------
 Income from investment operations:
    Net investment income......          0.020        0.043           0.049          0.044          0.017
    Net realized and unrealized
     gain/(loss) on investments           --          0.001       (   0.001)     (   0.001)          --
                                     ----------   ----------      ----------     ----------     ----------
 Total from investment operations        0.020        0.044           0.048          0.043          0.017
 Less distributions:
    Dividends from net
     investment income.........      (   0.020)   (   0.043)      (   0.046)     (   0.044)     (   0.017)
                                     ----------   ----------      ----------     ----------     ----------
 Total distributions...........      (   0.020)   (   0.043)      (   0.046)     (   0.044)     (   0.017)
                                     ----------   ----------      ----------     ----------     ----------
 Net asset value, end of period      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00
                                     ==========   ==========      ==========     ==========     ==========
 Total Return..................          4.12%*       4.42%           4.75%          4.53%          4.74%*

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $   67,305    $  78,987      $   66,829     $   55,057     $   47,328

 Ratios to average net assets:
     Expenses..................          0.92%*       0.91%           0.68%          0.86%          0.89%*
     Net investment income.....          4.04%*       4.29%           4.89%          4.45%          4.64%*
 Management and Distribution support
     and service fees waived.            0.06%*       0.08%           0.24%          0.12%          0.11%*

 * Annualized
 + Live Oak shares commenced distribution on November 16, 1995.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 U.S. Government Fund
                                  ----------------------------------------------------------------------------------------
                                                                     Bradford Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)                    1999            1998+
                                      ---------                   --------        --------
Per Share Operating Performance:
 (for a share outstanding
  throughout the period)
 Net asset value,
    beginning of period........      $   1.00                     $   1.00        $   1.00
                                     ----------                   ----------      ----------
 Income from investment operations:
    Net investment income......          0.021                        0.044           0.026
    Net realized and unrealized
     gain/(loss) on investments           --                          0.001       (   0.001)
                                     ----------                   ----------      ----------
 Total from investment operations        0.021                        0.045           0.025
 Less distributions:
    Dividends from net
     investment income.........      (   0.021)                   (   0.044)      (   0.024)
                                     ----------                   ----------      ----------
 Total distributions...........      (   0.021)                   (   0.044)      (   0.024)
                                     ----------                   ----------      ----------
 Net asset value, end of period      $   1.00                     $   1.00        $   1.00
                                     ==========                   ==========      ==========
 Total Return..................          4.19%*                       4.49%           4.83%

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $   54,954                   $   62,098      $   51,584

 Ratios to average net assets:
     Expenses..................          0.85%*                       0.85%           0.86%*
     Net investment income.....          4.11%*                       4.37%           5.22%*
 Management and Distribution support
     and service fees waived.            0.18%*                       0.19%           0.18%*

 * Annualized
+ Bradford shares commenced distribution on October 1, 1997.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                                Municipal Money Market
                                  ----------------------------------------------------------------------------------------
                                                                     Cortland Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)    1999            1998            1997           1996            1995
                                      ---------   ---------       --------        --------       --------       ----------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
     beginning of period.....        $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     -------         -------        -------         -------        -------        -------
Income from investment operations:
Net investment income........          0.012           0.025          0.028           0.026          0.030          0.026
                                     -------         -------        -------         -------        -------        -------
Total from investment operations       0.012           0.025          0.028           0.026          0.030          0.026
Less distributions:
Dividends from net
  investment income..........        ( 0.012)        ( 0.025)       ( 0.028)        ( 0.026)       ( 0.030)       ( 0.026)
                                     --------        --------       --------        --------       --------       --------
Total distributions..........         ( 0.012)        ( 0.025)       ( 0.028)        ( 0.026)       ( 0.030)       ( 0.026)
                                     --------        --------       --------        --------       --------       --------
Net asset value, end of period       $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     ========        ========       ========        ========       ========       ========

Total Return.................          2.43%*          2.56%          2.81%           2.68%          3.06%          2.58%

Ratios/Supplemental Data
Net assets,
    end of period (000's omitted)    $  54,568       $  49,234      $  47,780       $ 153,322      $ 216,456      $224,041

Ratios to average net assets:
  Expenses...................           1.00%*           1.00%          1.01%           1.02%          1.03%         0.99%
  Net investment income......           2.41%*           2.51%          2.81%           2.64%          3.02%         2.54%
  Management and Distribution support
     and service fees waived.           0.03%*           0.04%          --              --             --            0.06%

* Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

Note 5-Financial Highlights: (Continued)

                                                                  Municipal Money Market
                                  ----------------------------------------------------------------------------------------
                                                                      Live Oak Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)    1999            1998            1997           1996+
                                      ---------   ---------       --------        --------       --------
Per Share Operating Performance:
 (for a share outstanding
  throughout the period)
 Net asset value,
    beginning of period........      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00
                                     ----------   ----------      ----------     ----------     ----------
 Income from investment operations:
    Net investment income......          0.012        0.026           0.029          0.027          0.011
                                     ----------   ----------      ----------     ----------     ----------
 Total from investment operations        0.012        0.026           0.029          0.027          0.011
 Less distributions:
    Dividends from net
     investment income.........      (   0.012)   (   0.026)      (   0.029)     (   0.027)     (   0.011)
                                     ----------   ----------      ----------     ----------     ----------
 Total distributions...........      (   0.012)   (   0.026)      (   0.029)     (   0.027)     (   0.011)
                                     ----------   ----------      ----------     ----------     ----------
 Net asset value, end of period      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00
                                     ==========   ==========      ==========     ==========     ==========
 Total Return..................          2.45%*       2.60%           2.93%          2.77%          2.96%*

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $   54,736    $  70,124      $   67,697     $   58,794     $   49,663

 Ratios to average net assets:
     Expenses..................          0.98%*       0.95%           0.90%          0.93%          0.96%*
     Net investment income.....          2.41%*       2.57%           2.86%          2.72%          2.91%*
 Management and Distribution support
     and service fees waived.            --           0.03%           0.07%          0.04%          0.03%*

 * Annualized
 + Live Oak shares commenced distribution on November 16, 1995.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 U.S. Government Fund
                                  ----------------------------------------------------------------------------------------
                                                                     Bradford Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1999     ------------------------------------------------------------------------
                                     (Unaudited)                    1999            1998+
                                      ---------                   --------        --------
Per Share Operating Performance:
 (for a share outstanding
     throughout the period)
 Net asset value,
    beginning of period........      $   1.00                     $   1.00        $   1.00
                                     ----------                   ----------      ----------
 Income from investment operations:
    Net investment income......          0.013                        0.027           0.014
                                     ----------                   ----------      ----------
 Total from investment operations        0.013                        0.027           0.014
 Less distributions:
    Dividends from net
     investment income.........      (   0.013)                   (   0.027)      (   0.014)
                                     ----------                   ----------      ----------
 Total distributions...........      (   0.013)                   (   0.027)      (   0.014)
                                     ----------                   ----------      ----------
 Net asset value, end of period      $   1.00                     $   1.00        $   1.00
                                     ==========                   ==========      ==========
 Total Return..................          2.58%*                       2.71%           2.87%

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $  175,664                   $  182,829      $  172,315

 Ratios to average net assets:
     Expenses..................          0.85%*                       0.85%           0.86%*
     Net investment income.....          2.55%*                       2.67%           2.81%*
 Management and Distribution support
     and service fees waived.            0.18%*                       0.18%           0.17%*

 * Annualized
+ Bradford shares commenced distribution on October 1, 1997.



--------------------------------------------------------------------------------

_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________


Semi-Annual Report
September 30, 1999

CORTLAND

600 Fifth Avenue
New York, NY 10020
212-830-5200






--------------------------------------------------------------------------------